Consolidated Statements of Stockholders' Equity (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounting Standards Update [Extensible Enumeration]			Accounting Standards Update 2016-13 [Member]
2022 stock dividends
Cash dividends declared (in dollars per share)			$ 0.04
2022 cash dividends
Cash dividends declared (in dollars per share)			$ 0.66
2023 stock dividends
Cash dividends declared (in dollars per share)		$ 0.04
2023 cash dividends
Cash dividends declared (in dollars per share)		$ 0.68
2024 cash dividends
Cash dividends declared (in dollars per share)	$ 0.74